Intangible Assets/Liabilities Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS/LIABILITIES OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2019

	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2019
Trade name (*)	$90,000	$(40,357)	$49,643
Port terminal operating rights	53,152	(12,837)	40,315
Customer relationships	35,490	(21,294)	14,196
Favorable lease terms	31,342	(16,855)	14,487
Navios Containers deconsolidation	(31,342)	16,855	(14,487)
Total Intangible assets	$178,642	$(74,488)	$104,154

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2018

	Acquisition Cost	Accumulated Amortization	Transfer/ Write off	Net Book Value December 31, 2018
Trade name	$100,420	$(47,966)	$—	$52,454
Port terminal operating rights	53,152	(11,838)	—	41,314
Customer relationships	35,490	(19,520)	—	15,970
Favorable lease terms(**)	32,492	(2,143)	(1,150)	29,199
Total Intangible assets	$221,554	$(81,467)	$(1,150)	$138,937

(*)The decrease in cost basis and accumulated amortization includes $10,420 write off relating to Navios Logistics’ trade name which was fully amortized.

(**)During the year ended December 31, 2018, acquisition costs of $1,150 of favorable lease terms were capitalized as part of the cost of one vessel due to the exercise of the purchase option (See also Note 2(n)). As of December 31, 2018, intangible assets associated with the favorable lease terms included an amount of $31,342 associated with the favorable lease terms of certain charter out contracts of Navios Containers which were recognized as of November 30, 2018 (see Note 3). During the year ended December 31, 2017, acquisition costs of $10,398 and accumulated amortization of $7,001 of favorable lease terms were considered impaired and were written off resulting in a loss of $3,397 included in the statement of comprehensive (loss)/income within the caption of “Impairment loss/ loss on sale of vessels, net”.

Amortization expense

	Amortization Expense and Write Offs Year Ended December 31, 2019	Amortization Expense and Write Offs Year Ended December 31, 2018	Amortization Expense and Write Offs Year Ended December 31, 2017
Trade name	$2,811	$2,811	$3,853
Port terminal operating rights	999	950	727
Customer relationships	1,774	1,774	1,775
Favorable lease terms	—	—	4,038
Total	$5,584	$5,535	$10,393

Schedule of aggregate amortization expense

Description	Within one year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$2,818	$2,811	$2,811	$2,811	$2,818	$35,574	$49,643
Port terminal operating rights	995	995	995	995	995	35,340	40,315
Customer relationships	1,775	1,775	1,775	1,775	1,775	5,321	14,196
Total amortization	$5,588	$5,581	$5,581	$5,581	$5,588	$76,235	$104,154